ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2013
Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component between December 31, 2013 and 2012 are presented in the table below, net of tax:

	Gains and Losses on Cash Flow Hedges	Defined Benefit Pension Items	Foreign Currency Items	Total
	(In thousands)
Balance at December 31, 2012	$(2,373)	$(1,154)	$(1,270)	$(4,797)
Other comprehensive income before reclassifications	(54)	(1,133)	5,874	4,687
Amounts reclassified from accumulated other comprehensive income	1,037	—	—	1,037
Current period other comprehensive income (loss)	983	(1,133)	5,874	5,724
Balance at December 31, 2013	$(1,390)	$(2,287)	$4,604	$927

Reclassification out of Accumulated Other Comprehensive Income
The reclassification adjustments out of accumulated other comprehensive (loss) income during the years ended December 31, 2013 and 2012 were as follows:

Year Ended December 31, 2013
Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement where Net Income (loss) is Presented
	(In thousands)
Gains and losses on cash flow hedges
Interest rate swap	$(1,938)	Interest (expense)
Foreign currency forwards	108	Cost of goods sold
	(1,830)	Total before tax
	793	Tax (expense) or benefit
	$(1,037)	Net of tax

Year Ended December 31, 2012
Details about Accumulated Other Comprehensive Income Components	Amount Reclassified from Accumulated Other Comprehensive Income	Affected Line Item in the Statement where Net Income (loss) is Presented
	(In thousands)
Gains and losses on cash flow hedges
Interest rate swap	$(1,901)	Interest (expense)
Foreign currency forwards	(309)	Cost of goods sold
	(2,210)	Total before tax
	939	Tax (expense) or benefit
	$(1,271)	Net of tax